STATEMENT OF OPERATIONS (Unaudited)	2 Months Ended
Apr. 30, 2026 USD ($) $ / shares shares
Income Statement [Abstract]
REVENUE	$ 0
Cost of goods sold
Gross Profit
Operating expenses
General and administrative expenses	906
Net Loss from operations	(906)
Provision for income taxes
Net Loss	$ (906)
Net Loss Per Share, Basic | $ / shares
Net Loss Per Share, Diluted | $ / shares
Weighted Average Number of Shares Outstanding, Basic | shares	2,200,515
Weighted Average Number of Shares Outstanding, Diluted | shares	2,200,515